Debt - Additional Information (Detail)				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2018 USD ($) Subsidiary	Nov. 29, 2017 USD ($) Subsidiary	May 18, 2016 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 29, 2017 USD ($) Subsidiary	Aug. 26, 2015 USD ($)
Shares Issued And Outstanding [Line Items]
Interest expense				$ 12,165,781	$ 10,231,952	$ 24,399,076	$ 19,346,307	$ 44,374,484	$ 34,944,074	$ 26,060,155
Amortization of deferred financing costs				246,432	246,966	494,204	493,241	1,056,545	1,012,380	937,075
Change in fair value of interest rate cap agreements						(199,723)	578,894	87,160	(447,668)	(270,222)
Accumulated amortization of debt discount						0	177,491	207,074	354,984	90,718
Credit facility seasoning fees					7,479		14,877	57,007	45,680	65,302
Credit facility commitment fees				0	0	2,137	21,472	587,520	664,880	0
Interest Rate Cap [Member]
Shares Issued And Outstanding [Line Items]
Change in fair value of interest rate cap agreements				20,107	131,281	(199,723)	578,894	$ (87,160)	447,668	270,222
Master Credit Facility Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Loan Coordination Advisory Fee, Amount	$ 2,758,345
CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Loan Coordination Advisory Fee, Amount	804,250
Lineof Credit P N C Bank [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity			$ 65,000,000
Unused commitment fee percentage			0.15%
Lineof Credit P N C Bank [Member] | Line of Credit [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate			1.60%
Lineof Credit P N C Bank [Member] | Line of Credit [Member] | Base Rate [Member]
Shares Issued And Outstanding [Line Items]
Variable rate			0.60%
November Refinancing Transactions [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate								1.94%
December Refinancing Transactions [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate								1.88%
Subsidiaries [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Loan Coordination Advisory Fee, Amount	804,250
Accounts Payable and Accrued Liabilities [Member]
Shares Issued And Outstanding [Line Items]
Interest payable				$ 3,903,574		$ 3,903,574		$ 4,006,127	2,581,941
Notes Payable to Banks [Member]
Shares Issued And Outstanding [Line Items]
Accumulated amortization of debt discount					$ 88,746		$ 177,491	0	$ 85,426	$ 0
Line of Credit [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity								$ 551,669,000				$ 200,000,000
Line of credit facility, borrowing capacity, accordion feature												$ 350,000,000
Unused commitment fee percentage								0.10%
Additional unused commitment fee percentage								1.00%
Seasoning fee percentage								$ 0.0025
Seasoning fee percentage, increase on each subsequent anniversary								0.25%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Servicing rate								0.05%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member] | Minimum [Member]
Shares Issued And Outstanding [Line Items]
Variable rate								1.80%
Line of Credit [Member] | Revolving Credit Facility [Member] | LIBOR [Member] | Maximum [Member]
Shares Issued And Outstanding [Line Items]
Variable rate								2.10%
Berkeley Point [Member] | Master Credit Facility Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity	551,669,000
Debt Instrument, Fee Amount	1,930,842
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 1 [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity	$ 331,001,400
Fixed interest rate	4.43%
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 2 [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity	$ 137,917,250
Fixed interest rate	4.57%
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 3 [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity	$ 82,750,350
Berkeley Point [Member] | Master Credit Facility Agreement Tranche 3 [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Shares Issued And Outstanding [Line Items]
Variable rate	1.70%
Berkeley Point [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Debt Instrument, Fee Amount	$ 643,400
Berkeley Point [Member] | Subsidiaries [Member] | Master Credit Facility Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions	$ 479,318,649
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary	16
Berkeley Point [Member] | Subsidiaries [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Debt Instrument, Fee Amount	$ 643,400
PNC Bank [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity	$ 160,850,000
Fixed interest rate	4.43%
PNC Bank [Member] | November Refinancing Transactions [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity		$ 100,752,000
PNC Bank [Member] | Subsidiaries [Member] | CME Loan [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions	$ 131,318,742
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary	5
Line of credit facility, borrowing capacity	$ 160,850,000
Fixed interest rate	4.43%
PNC Bank [Member] | Subsidiaries [Member] | November Refinancing Transactions [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Amount of debt repaid under refinancing transactions		$ 93,825,000
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary		3
PNC Bank [Member] | Subsidiaries [Member] | Loan Agreement [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Number of subsidiaries refinanced under the revolving credit facility | Subsidiary											3
Line of credit facility, borrowing capacity											$ 92,475,000
PNC Bank [Member] | Subsidiaries [Member] | December Refinancing Transactions [Member] | Revolving Credit Facility [Member]
Shares Issued And Outstanding [Line Items]
Line of credit facility, borrowing capacity											$ 97,080,000